Acquisitions	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions	Acquisitions
Pixel Labs, Inc. Business Combination
On August 22, 2019 the Company executed a merger agreement to acquire the assets and liabilities of Pixel Labs, Inc. (“Pixel Labs”). The acquisition closed on August 27, 2019. Pixel Labs is a media technology company. The Company acquired Pixel Labs primarily for its ability to power hyperlocal content creation using machine learning and data science. The acquisition date fair value of the aggregate purchase consideration was $7.6 million, of which $5.2 million was paid in cash, $1.5 million was comprised of 165,152 shares of common stock, and a time-based cash and share holdback of $0.7 million and $0.2 million, respectively, to be paid at a future date. The cash and share holdback of $0.9 million was included within accrued expenses and other current liabilities as of December 31, 2019. In November 2020 final settlement of the holdback was completed.
At closing, certain Pixel Labs stockholders had not completed administrative forms that were required for the Company’s common stock to be legally issued. There were 501,631 shares legally issuable related to the acquisition of which the Company issued 426,316 shares during the year ended December 31, 2019 related to the acquisition. Of the total 426,316 shares issued, 304,992 shares were related to Founder Shares (granted to the founder of Pixel Labs), which were not included within the purchase consideration as they were considered payment for a post-combination expense and were accounted for as post-combination compensation cost. The Company included the total fair value of the consideration for the 165,152 shares legally issued and legally issuable within additional-paid-
in capital and common stock as of December 31, 2019. During the year ended December 31, 2020 an additional 9,552 shares were issued as a result of the administrative forms being completed. In April 2020 the founder of Pixel Labs departed, and therefore the unvested Founder Shares were cancelled as Founder Shares were contingent upon continued employment.
The acquisition was accounted for as a business combination, and the total purchase price was allocated to the net tangible and intangible assets and liabilities acquired based on their respective fair values on the acquisition date and the excess was recorded as goodwill. Pixel Labs’ historical financial results did not have a material impact on the Company’s consolidated financial statements and therefore pro forma disclosures have not been presented.
The assets acquired and liabilities assumed in connection with the acquisition were recorded at their fair value on the date of acquisition as follows (in thousands):

Cash and cash equivalents	$20
Accounts receivable	64
Prepaid expenses and other current assets	87
Capitalized internal-use software costs (recorded in property and equipment)	897
Goodwill	1,211
Intangible assets, net	5,630
Accrued expenses and other current liabilities	(286)
Total purchase consideration	$7,623
Intangible assets acquired included developed technology with an estimated useful life of 5 years and customer relationships and trade names with estimated useful lives of 2 years. The fair value assigned to the developed technology was determined primarily using the replacement cost approach, which estimates the cost to reproduce the asset. The Company will amortize the fair value of these intangible assets on a straight-line basis over their respective estimated useful lives. Goodwill represents the future economic benefits arising from other assets that could not be individually identified and separately recognized, such as the acquired assembled workforce of Pixel Labs. In addition, goodwill represents the future benefits as a result of the acquisition that will enhance the Company’s product available to both new and existing customers and increase the Company’s competitive position. The goodwill is not deductible for tax purposes.
The Company incurred acquisition-related expenses of $0.6 million which were recorded in general and administrative expenses in the consolidated statements of operations.